Right-of-use assets - Additional Information (Detail) - EUR (€)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Impairment loss	€ 0
Hong Kong | Leased stores | Zegna Segment
Disclosure of quantitative information about right-of-use assets [line items]
Impairment loss		€ 2,764,000
Bottom of range
Disclosure of quantitative information about right-of-use assets [line items]
Rental contracts term	1 year
Extension options term	1 year
Top of range
Disclosure of quantitative information about right-of-use assets [line items]
Rental contracts term	15 years
Extension options term	10 years